NOTE 15 CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NOTE 15 CONVERTIBLE NOTES PAYABLE
Convertible notes payable, beginning	$ 192,717	$ 0	$ 0
Issue of notes payable	0	188,893	0
Unrealized foreign exchange loss	3,971	3,596	0
Interest expense	3,842	228	0
Convertible notes payable, ending	$ 200,530	$ 192,717	$ 0